Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Goodwill		¥ 2,542,280	¥ 2,539,874	¥ 2,559,390
Accumulated impairment losses		(2,092,137)	(2,085,499)	(1,751,780)
Goodwill, Net		450,143	454,375	807,610
Goodwill acquired during the fiscal year	[1]	16,255	2,732
Impairment loss		(6,638)	(333,719)	(3,432)
Foreign currency translation adjustments and other		(13,849)	(22,248)
Business Segment [Member] | Customer Business [Member]
Goodwill [Line Items]
Goodwill		2,539,980	2,537,574	2,557,090
Accumulated impairment losses		(2,092,137)	(2,085,499)	(1,751,780)
Goodwill, Net		447,843	452,075	805,310
Goodwill acquired during the fiscal year	[1]	16,255	2,732
Impairment loss		(6,638)	(333,719)
Foreign currency translation adjustments and other		(13,849)	(22,248)
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		840,055	840,055	840,055
Accumulated impairment losses		(840,055)	(840,055)	(840,055)
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		885,234	885,234	885,234
Accumulated impairment losses		(885,234)	(885,234)	(885,234)
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Goodwill [Line Items]
Goodwill		764,030	769,585	791,810
Accumulated impairment losses		(329,953)	(329,953)	(532)
Goodwill, Net		434,077	439,632	791,278
Goodwill acquired during the fiscal year	[1]	8,280
Impairment loss			(329,421)
Foreign currency translation adjustments and other		(13,835)	(22,225)
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill		50,661	42,700	39,991
Accumulated impairment losses		(36,895)	(30,257)	(25,959)
Goodwill, Net		13,766	12,443	14,032
Goodwill acquired during the fiscal year	[1]	7,975	2,732
Impairment loss		(6,638)	(4,298)	(3,432)
Foreign currency translation adjustments and other		(14)	(23)
Business Segment [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300	2,300
Goodwill, Net		¥ 2,300	¥ 2,300	¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with acquisition.